INVESTMENTS - Schedule of Investment at Fair Value Through Profit or Loss (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	S/ 4,957,236	S/ 4,715,343
Government bonds
Disclosure of financial assets [line items]
Total	1,940,978	1,685,543
Colombian treasury bonds
Disclosure of financial assets [line items]
Total	1,191,445	1,018,392
Peruvian treasury bonds
Disclosure of financial assets [line items]
Total	626,301	420,019
Chilean treasury bonds
Disclosure of financial assets [line items]
Total	123,232	87,505
United States of America treasury bonds
Disclosure of financial assets [line items]
Total	0	73,338
Mexican treasury bonds
Disclosure of financial assets [line items]
Total	0	43,334
Panama Government bonds
Disclosure of financial assets [line items]
Total	0	42,955
Investment funds
Disclosure of financial assets [line items]
Total	1,498,168	1,401,956
Mutual funds
Disclosure of financial assets [line items]
Total	704,936	622,157
Restricted mutual funds
Disclosure of financial assets [line items]
Total	336,159	307,225
Participation in RAL funds
Disclosure of financial assets [line items]
Total	125,393	432,503
Corporate bonds
Disclosure of financial assets [line items]
Total	87,644	75,601
Shares
Disclosure of financial assets [line items]
Total	84,806	71,425
Bonds from financial organizations
Disclosure of financial assets [line items]
Total	61,066	22,081
Subordinated bonds
Disclosure of financial assets [line items]
Total	35,678	24,587
ETF (Exchange - Traded Fund)
Disclosure of financial assets [line items]
Total	34,097	39,309
Central Bank of Chile bonds
Disclosure of financial assets [line items]
Total	25,478	11,355
Others
Disclosure of financial assets [line items]
Total	6,259	7,676
Balance before accrued interest
Disclosure of financial assets [line items]
Total	4,940,662	4,701,418
Accrued interest
Disclosure of financial assets [line items]
Total	S/ 16,574	S/ 13,925